Transactions with Related Parties - Cardiff, Fabiana, Basset and Vivid (Details) $ in Thousands	6 Months Ended	24 Months Ended	28 Months Ended	47 Months Ended	48 Months Ended
	Jun. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2012	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Cardiff Marine Inc. | Agreement to acquire Newcastlemax newbuildings
Number of vessels	7
Cardiff Tankers Inc. and Cardiff Gas Ltd
Chartering commission	1.25%
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Consultancy agreement terms in year				5 years
Termination cost				$ 0
Basset Holding Inc. | Consultancy Agreement Effective January 1, 2015 between Company and Basset
Consultancy agreement terms in year		5 years
Basset Holding Inc. | Consultancy Agreement Effective January 1, 2015 between Company and Basset | Renewal
Consultancy agreement terms in year		1 year
Termination cost		$ 0
Vivid Finance Limited | Consultancy Agreement Effective September 1, 2010 between Company and Vivid
Commission in connection to financing related services			0.20%
Consultancy agreement terms in year			5 years
Vivid Finance Limited | Consultancy Agreement Effective January 1, 2013 between Company and Vivid
Termination cost					$ 0